Other Gains and Losses - Summary of Other Gains and Losses, Net (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Gain (loss) on disposal of financial assets, net
Investments in debt instruments at FVTOCI	$ (473.9)	$ (15.5)	$ (410.1)	$ 93.2
Gain on disposal of investments accounted for using equity method, net	15.7
Gain (loss) on financial instruments at FVTPL, net
Mandatorily measured at FVTPL	6,523.1		(622.5)	(7,973.6)
The reversal (accrual) of expected credit loss of financial assets
Investments in debt instruments at FVTOCI	(9.5)		(0.9)	(1.3)
Financial assets at amortized cost	(26.2)		(51.5)	4.0
Other gains,net	932.4		72.8	489.7
Other gains and losses	$ 6,961.6	$ 227.3	$ (1,012.2)	$ (7,388.0)